PAYMENTS MADE UNDER PROTEST - Summary of payments made under protest (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other assets details [abstract]
Balance at the beginning of the year	R 56.7	R 45.6
Payments made under protest	2.7	6.6
Discount on initial payment made under protest and change in estimate	(37.8)	(3.3)	R (14.0)
Unwinding	9.4	7.8	7.2
Balance at the end of the year	R 31.0	R 56.7	R 45.6